Convertible notes payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Summary Of Outstanding Convertible Notes Payable
Convertible Notes Payable:	June 30, 2022	December 31, 2021
Issued on May 8, 2020 (8% interest)	$-	$3,000,000
Issued on November 3, 2020 (8% interest)	-	3,888,889
Issued on May 19, 2021 (8% interest)	-	5,610,000
Issued on April 30, 2021 (6% interest)	-	66,400
Total face value	-	12,565,289
Less: unamortized discount	-	(5,389,693)
Total convertible notes payable	$-	$7,175,597

Convertible Notes Payable:	2021	2020
Issued on May 8, 2020 (8% interest)	$3,000,000	$3,000,000
Issued on April 30, 2020 (8% interest)	-	227,525
Issued on August 25, 2020 (8% interest)	-	386,667
Issued on August 27, 2020 (8% interest)	-	288,889
Issued on September 14, 2020 (8% interest)	-	49,777
Issued on November 3, 2020 (8% interest)	3,888,889	3,888,889
Issued on May 19, 2021 (8% interest)	5,610,000	-
Issued on April 30, 2021 (6% interest)	66,400	-
Total face value	12,565,289	7,841,747
Less: unamortized discount and debt issue costs	(5,389,692)	(4,457,658)
Carrying value	$7,175,597	$3,384,089

Schedule Of Interest Expense And Amortization Of Debt Discount And Debt Issuance Cost Of Convertible Notes
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest Expense	$249,978	$198,303	$497,053	$344,770
Amortization of debt discount	4,845,236	920,914	5,391,022	982,788
Amortization of debt issuance costs	-	-	-	7,397
Total	$5,095,214	$1,119,217	$5,888,075	$1,334,955

Summary of Face value of convertible notes payable
	May 8, 2020 Notes	Sutton Global	August 25, 2020 - September 14, 2020 Notes	November 2020 Financing	May 2021 Financing	Total

Original issue discount	$300,000	$-	$41,444	$388,889	$610,000	$1,340,333
Beneficial conversion feature	-	-	87,289	3,286,585	-	3,373,874
Series G convertible preferred stock (a)	2,361,099	-	-	-	-	2,361,099
Warrants (equity)	120,017	-	238	-	2,654,302	2,774,557
Common stock	-	-	-	213,415	-	213,415
Day one derivative expense	(529,537)	-	-	-	-	(529,537)
Derivative expense	748,421	-	-	-	-	748,421
Convertible promissory note, carrying value	-	300,000	307,473	-	2,345,698	2,953,171
Face value	$3,000,000	$300,000	$436,444	$3,888,889	$5,610,000	$13,235,333

(a) For the May 8, 2020 notes, the value assigned to the Series G convertible preferred stock and warrants were based on their relative fair values